Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000884110
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Calvert International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert International Opportunities Fund’s primary benchmark is now the MSCI EAFE Index.
Calvert Mid-Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert Mid-Cap Fund’s primary benchmark is now the Russell 3000® Index.